SUPPLEMENTAL BALANCE SHEET DATA - Schedule of Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL BALANCE SHEET DATA.
Long-term portion of operating lease liabilities	$ 18.5	$ 23.2
Deferred income taxes	1.4	7.3
Long-term income taxes	0.2	29.8
Other long-term liabilities	11.7	10.9
Other liabilities	$ 31.8	$ 71.2